Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	EA Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 06, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 06, 2023
Prospectus Date	rr_ProspectusDate	Apr. 06, 2023
Euclidean Fundamental Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Euclidean Fundamental Value ETF Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Euclidean Fundamental Value ETF (the “Fund”) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S. equity securities that the Sub-Adviser (Euclidean Technologies Management, LLC) believes are under-valued and under-appreciated by the market. The Fund employs a quantitative and systematic approach to long-term investing. It is expected that the Fund will generally hold 60 to 70 stocks that are selected from a universe that includes all publicly traded stocks listed on the New York Stock Exchange (“NYSE”) and the Nasdaq Market (“Nasdaq”). To identify portfolio investments, the Sub-Adviser’s has developed the following multi-step investment process:

Step 1: First, the Sub-Adviser screens the list of all publicly traded stocks on the NYSE and Nasdaq to exclude non-U.S. based companies, financial sector companies and any company with a market capitalization of less than $1 billion at the timing of screening (the “Investment Universe”). After the completion of the screening process, the Investment Universe will consist of approximately 1,600 companies.

Step 2: In this Step, the Sub-Adviser applies its machine learning based model to generate a discounted forecast of next year’s earnings for each company within the Investment Universe. This discounted earnings forecast is then used as input for Step 3. The model is implemented as a neural network and was developed using standard supervised machine learning techniques. The model was trained to implement an input-output mapping which maps historical company data to future (forecast) company earnings. The model was also trained to estimate the uncertainty in its forecasts and this uncertainty is used to discount the earnings forecast such that the final product of the model in Step 2 is a discounted earnings forecast. The historical company data used as input to the model in Step 2 includes financials such as income and cashflow statements, balance sheet data, short interest, historical stock price change data, industry classification and market size category. The scope and types of input data used in Step 2 may change over time when it is found that additional types of data improve the accuracy of the discounted earnings forecast generated in Step 2.

Step 3: All securities in the Investment Universe are then ranked by how inexpensive they are relative to the model’s discounted forecast earnings. That is, each company’s “earning yield” is calculated by dividing the model’s discounted forecast earnings by the respective company’s total enterprise value. Each company in the Investment Universe is then ranked by the calculated earnings yield such that less expensive companies rank higher than more expensive companies.

Step 4: Next, the model is used to identify and screen out potential “value-traps”. A potential value trap is defined as a company that is considered inexpensive based on current valuation multiples but is likely to have bottom decile price performance over the subsequent year. As in Step 2, the model takes as input historical company data, however, in Step 4 the model’s output is the probability of a company not being a value-trap. This probability is then multiplied by the earnings yield value from Step 3 and the Investment Universe is re-sorted such that, companies with a high probability of being a value-trap rank lower than companies with a low probability of being a value-trap, all else being equal. This final ranking is then used as input for Step 5. The model is implemented as a neural network and was developed using standard supervised machine learning techniques. The historical company data used as input to the model in Step 4 includes financials such as income and cashflow statements, balance sheet data, short interest, historical stock price change data, industry classification and market size category. The scope and types of input data used in Step 4 may change over time when it is found that additional types of data improve the accuracy of the model’s ability to predict whether a company is or is not a value-trap.

Step 5: With the final ranking from Step 4, the top 60-70 companies are evaluated for potential investment. Prior to purchase, the Sub-Adviser performs a final review to ensure the model is not receiving erroneous data and/or there exists highly relevant negative information about a company that the model does not have access to (e.g., announced bankruptcy filing, company officers being indicted of a financial crime, restatement of financials due to material oversight or misrepresentation and/or loss of a substantial client). In these situations, the Sub-Adviser puts a hold on considering the particular company for investment or removes it from consideration altogether and, then moves to the next highest ranked company for further consideration. This step provides the Sub-Adviser with discretion to override the model.

Step 6: With the final list of 60-70 stocks, the Fund will equally weight to those positions at the time of initial investment and intends to rebalance the portfolio on a quarterly basis. The Sub-Adviser expects each portfolio position to represent 1.5 to 2% of the Fund’s overall portfolio and can grow to a cap of approximately 10%.

All stocks in the portfolio are continually monitored, with the portfolio being systematically rebalanced on a quarterly basis. Portfolio changes may occur more frequently when major events such as public health crises, geopolitical events such as war or terrorism, trade disputes, economic shocks, amongst others are believed by the Sub-Adviser to likely have an impact on the Fund’s portfolio. In addition, in between quarterly rebalances, the Sub-Adviser will monitor the Fund’s portfolio for certain types of corporate actions that may impact the investment thesis for a company.

The Sub-Adviser’s sell discipline is guided by the same process used to originally screen the Investment Universe. The Sub-Adviser will generally sell an investment if it no longer falls within the top 60 -70 stocks from its Investment Universe based on the results of the models’ quantitative screening process or if the Sub-Adviser’s manual stock analysis identifies a catalyst for selling. The Sub-Adviser does not anticipate high portfolio turnover as it seeks to invest in these companies for the long term.

While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweighted compared to others because the Sub-Adviser seeks best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

As noted above, the Sub-Adviser utilizes a multi-step process that is based on a quantitative screening process which involves the application of its proprietary models. The qualitative human oversight performed by the Sub-Adviser is a risk mitigation technique that acknowledges the fact that the models only have access to backward-looking quantitative information on company fundamentals and market data. From time-to-time, companies and the media will announce, e.g., through earning calls or SEC filings, relevant information that is not captured in a company’s historical financials. Examples include, but are not limited to, an upcoming merger, the need to restate historical financials, or significant future economic headwinds for the company such as a loss of a major source of revenue.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information is available on the Fund’s website at www.euclideanetf.com or by calling the Fund at (215) 882-9983.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.euclideanetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future
Euclidean Fundamental Value ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involve greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Small-capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or few people. Price movements of small-capitalization companies may be more volatile than mid-capitalization and large-capitalization companies.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Sub-Adviser, including the use of quantitative models or methods. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.

Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the Sub-Adviser’s belief that the stock may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits should their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that their valuations may fall or never rise. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless. The market may not agree with the Sub-Adviser’s assessment of a stock’s intrinsic value, and value stocks may fall out of favor with investors for extended periods of time.

Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses quantitative models, and its processes could be adversely affected if erroneous or outdated data is utilized. The securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends. In addition, the investment models used in making investment decisions may not adequately consider certain factors, or may contain design flaws or faulty assumptions, any of which may result in a decline in the value of an investment in the Fund.

Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than on a fund that is not overweighted in that sector. To the extent the Fund is overweighted a particular sector, it will be affected by developments affecting that sector.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

ETF Risks

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for Fund Shares (including through a trading halt), among other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV. If you buy Fund Shares when their market price is at a premium or sell the Fund Shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

●	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. When buying or selling Shares of the Fund in the secondary market, you will likely incur brokerage commission or other charges. In addition, you may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund Shares (the “bid” price) and the price at which they are willing to sell Fund Shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Euclidean Fundamental Value ETF | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Euclidean Fundamental Value ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will achieve its investment objective
Euclidean Fundamental Value ETF | Euclidean Fundamental Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ECML
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 303

[1]	The Fund’s investment advisory agreement provides that the adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses, including the fees and expenses associated with the Fund’s securities lending program, if applicable.
[2]	Other Expenses are estimated for the current fiscal year.